Shareholder Report, Holdings (Details) - C000237191	May 31, 2024
FR_00791GAA5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_82660CAA0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_92840MAB8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_29273VAX8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_29250NBS3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_42239PAB5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_29254BAB3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BBB Rated
Holdings [Line Items]
Percent of Total Investments	2.90%
BB Rated
Holdings [Line Items]
Percent of Total Investments	31.50%
B Rated
Holdings [Line Items]
Percent of Total Investments	45.30%
CCC Rated
Holdings [Line Items]
Percent of Total Investments	7.10%
Bank Debt
Holdings [Line Items]
Percent of Total Investments	11.30%
Reserves
Holdings [Line Items]
Percent of Total Investments	1.90%